EVENTS AFTER THE REPORTING DATE	6 Months Ended
Jun. 30, 2024
EVENTS AFTER THE REPORTING DATE
EVENTS AFTER THE REPORTING DATE

NOTE 10: — EVENTS AFTER THE REPORTING DATE

On August 16, 2024 the Company acquired all of the shares of Shipsta, a leading freight tender procurement platform. The acquisition will be financed through a combination of cash and equity. The consideration includes a cash payment of approximately Euro 4,500 and the issuance of approximately 640 thousand Freightos shares to a key Shipsta shareholder, subject to adjustment for working capital, and customary holdbacks.